Long-term debt	9 Months Ended
Sep. 30, 2016
Debt Disclosure [Abstract]
Long-term debt
8.	Long-term debt:

	September 30,	December 31,
	2016	2015
Long-term debt:
Revolving credit facilities	$979,803	$1,057,093
Term loan credit facilities	1,779,615	1,985,102
Senior unsecured notes	345,000	345,000
Deferred financing fees	(22,428)	(29,354)
Long-term debt	3,081,990	3,357,841
Current portion	(428,245)	(285,783)
Long-term debt	$2,653,745	$3,072,058

In April 2016, the Company entered into a 364-day unsecured, revolving loan facility with various banks for up to $150,000,000 to be used to fund vessels under construction and for general corporate purposes.  In August 2016, the revolving loan facility was increased to $160,000,000.  The facility bears interest at LIBOR plus a margin.

During the nine months ended September 30, 2016, the Company refinanced two of its term loan facilities.  As a result, the Company wrote-off deferred financing fees of approximately $1,571,000 which is included in refinancing expenses.

At September 30, 2016, the one month LIBOR was 0.5% (December 31, 2015 – 0.3%) and the margins ranged between 0.5% and 1.3% (December 31, 2015 – 0.5% and 1.3%) for revolving credit facilities. The weighted average rate of interest, including the margin, was 1.1% at September 30, 2016 (December 31, 2015 – 0.9%). Interest payments are made monthly.

At September 30, 2016, the one month, three month and six month LIBOR was 0.5%, 0.8% and 1.2%, respectively (December 31, 2015 – 0.3%, 0.5% and 0.5%, respectively) and the margins ranged between 0.4% and 4.8% (December 31, 2015 – 0.4% and 4.8%) for term loan credit facilities.

For certain term loans with a total principal outstanding of $94,253,000, interest is calculated based on the Export-Import Bank of Korea (KEXIM) rate plus 0.7% per annum.

The weighted average rate of interest, including the margin, was 3.1% at September 30, 2016 (December 31, 2015 – 3.0%) for term loan facilities. Interest payments are made in monthly, quarterly or semi-annual payments.

The security, prepayment terms and covenants for each of these credit facilities, except for unsecured loans, are consistent with those described in note 8(d) of the Company’s December 31, 2015 annual consolidated financial statements.